Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Resell (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 75,975	$ 109,467
Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	27,546	17,351
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	1,742	606
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	8,603
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	20,593	14,533
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	17,491	76,977
Up to three months [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	75,975	109,467
Up to three months [member] | Foreign Institution Securities [member] | Chilean Central Bank and Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	27,546	17,351
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	1,742	606
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	8,603
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	20,593	14,533
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial assets purchased agreed to resell	$ 17,491	$ 76,977